UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2005

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  August 9, 2005

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 50
Form 13 F Information Table Value Total: 172,166

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      711     9840 SH       SOLE                     9840
Agilent Technologies Inc       COM              00846U101     4721   205113 SH       SOLE                   205113
American Financial Realty Trus COM              02607P305     6573   427400 SH       SOLE                   427400
Amgen Inc                      COM              031162100      398     6591 SH       SOLE                     6591
Archstone-Smith Trust          COM              039583109     3369    87250 SH       SOLE                    87250
BP PLC - Spons ADR             COM              055622104     1552    24882 SH       SOLE                    24882
Bank of America Corp           COM              060505104     1195    26208 SH       SOLE                    26208
BellSouth Corp                 COM              079860102      212     8000 SH       SOLE                     8000
Citigroup Inc                  COM              172967101     5971   129160 SH       SOLE                   129160
Coca-Cola Co                   COM              191216100      561    13455 SH       SOLE                    13455
Comcast Corp-Class A           COM              20030N101     5517   179886 SH       SOLE                   179886
Computer Sciences Corp         COM              205363104     4055    92800 SH       SOLE                    92800
ConocoPhillips                 COM              20825C104     7951   138318 SH       SOLE                   138318
DNP Select Income Fund Inc.    COM              23325P104     4095   354250 SH       SOLE                   354250
DuPont E I de Nemours & Co     COM              263534109     2031    47226 SH       SOLE                    47226
Duke-Weeks Realty Corp         COM              264411505      661    20900 SH       SOLE                    20900
Emerson Electric Co            COM              291011104      219     3500 SH       SOLE                     3500
Exxon Mobil Corporation        COM              30231G102     2033    35389 SH       SOLE                    35389
General Electric Co            COM              369604103     4136   119372 SH       SOLE                   119372
HRPT Properties Trust          COM              40426W101     6740   542250 SH       SOLE                   542250
Hecla Mining Co                COM              422704106     2082   456590 SH       SOLE                   456590
Helmerich & Payne              COM              423452101     8004   170600 SH       SOLE                   170600
Hewlett Packard Co             COM              428236103    23048   980365 SH       SOLE                   980365
Home Depot, Inc                COM              437076102      311     8000 SH       SOLE                     8000
Hospitality Properties Trust   COM              44106M102      312     7100 SH       SOLE                     7100
Intel Corp                     COM              458140100     1794    68980 SH       SOLE                    68980
International Business Machine COM              459200101      558     7521 SH       SOLE                     7521
Johnson & Johnson              COM              478160104     1186    18250 SH       SOLE                    18250
KeySpan Corporation            COM              49337w100     7189   176635 SH       SOLE                   176635
Laboratory Corp of America Hol COM              50540R409      299     6000 SH       SOLE                     6000
Liberty Media Corp-A           COM              530718105      143    14040 SH       SOLE                    14040
Lilly Eli & Co                 COM              532457108      233     4200 SH       SOLE                     4200
Lincare Holdings               COM              532791100     5615   137305 SH       SOLE                   137305
Merck & Co                     COM              589331107     3448   111960 SH       SOLE                   111960
Microsoft Corp                 COM              594918104     6642   267400 SH       SOLE                   267400
NSTAR                          COM              67019E107     7071   229380 SH       SOLE                   229380
New Plan Excel Realty Trust    COM              648053106     7148   263106 SH       SOLE                   263106
Newmont Mining Corp            COM              651639106     9420   241356 SH       SOLE                   241356
Northrop Grumman Corp          COM              666807102     7186   130069 SH       SOLE                   130069
Pfizer Inc                     COM              717081103     4885   177146 SH       SOLE                   177146
Procter & Gamble               COM              742718109     1441    27326 SH       SOLE                    27326
Schering-Plough                COM              806605101      192    10100 SH       SOLE                    10100
Sovereign Bancorp Inc          COM              845905108     7946   355725 SH       SOLE                   355725
Techne Corp                    COM              878377100      459    10000 SH       SOLE                    10000
Thornburg Mortgage Inc         COM              885218107      218     7500 SH       SOLE                     7500
Unisys Corp                    COM              909214108       63    10000 SH       SOLE                    10000
Wachovia Corp                  COM              929903102      309     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      792    22000 SH       SOLE                    22000
Wyeth                          COM              983024100      528    11870 SH       SOLE                    11870
Xcel Energy Inc                COM              98389B100      943    48347 SH       SOLE                    48347